FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	£ 480,141	£ 474,470
Debt securities:
Net carrying amount	5,137	5,325
Total	1,674	2,284
Total financial assets at fair value through other comprehensive income	27,260	24,617
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	178,269	177,569
Debt securities:
Net carrying amount	4,315	5,241
Total	1,724	703
Total financial assets at fair value through other comprehensive income	24,647	22,160
Financial assets at fair value through other comprehensive income | The Group
Debt securities:
Government securities	14,267	13,082
Corporate and other debt securities	12,928	11,036
Net carrying amount	27,260	24,178
Treasury and other bills	0	439
Total financial assets at fair value through other comprehensive income	27,260	24,617
Financial assets at fair value through other comprehensive income | The Bank
Debt securities:
Government securities	14,114	12,938
Corporate and other debt securities	10,533	8,783
Net carrying amount	24,647	21,721
Treasury and other bills	0	439
Total financial assets at fair value through other comprehensive income	24,647	22,160
Level 1 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Debt securities:
Net carrying amount	0	0
Level 1 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Debt securities:
Net carrying amount	0	0
Level 2 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	54,447	51,624
Debt securities:
Net carrying amount	5,129	5,317
Level 2 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	54,447	51,624
Debt securities:
Net carrying amount	4,315	5,242
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	425,071	423,504
Debt securities:
Net carrying amount	0	0
Level 3 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	122,076	123,576
Debt securities:
Net carrying amount	0	0
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | The Group
Debt securities:
Total financial assets carried at fair value, excluding derivatives	28,934	26,901
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | The Bank
Debt securities:
Total financial assets carried at fair value, excluding derivatives	26,371	22,863
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Financial assets at fair value through profit or loss | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	1,511	1,782
Equity shares	163	165
Debt securities:
Government securities		290
Corporate and other debt securities		47
Net carrying amount		337
Total	1,674	2,284
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Financial assets at fair value through profit or loss | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	517	362
Equity shares	4	4
Debt securities:
Government securities	0	290
Corporate and other debt securities	1,203	47
Net carrying amount	1,203	337
Total	1,724	703
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Financial assets at fair value through other comprehensive income | The Group
Debt securities:
Government securities	14,267	13,082
Asset-backed securities	65	60
Corporate and other debt securities	12,928	11,036
Net carrying amount	27,260	24,178
Treasury and other bills		439
Total financial assets at fair value through other comprehensive income	27,260	24,617
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Financial assets at fair value through other comprehensive income | The Bank
Debt securities:
Government securities	14,114	12,938
Corporate and other debt securities	10,533	8,783
Net carrying amount	24,647	21,721
Treasury and other bills		439
Total financial assets at fair value through other comprehensive income	24,647	22,160
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | The Group
Debt securities:
Total financial assets carried at fair value, excluding derivatives	14,917	13,734
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | The Bank
Debt securities:
Total financial assets carried at fair value, excluding derivatives	14,605	13,429
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | Financial assets at fair value through profit or loss | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Equity shares	159	161
Debt securities:
Government securities		290
Corporate and other debt securities		0
Net carrying amount		290
Total	159	451
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | Financial assets at fair value through profit or loss | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Equity shares	0	0
Debt securities:
Government securities	0	290
Corporate and other debt securities	0	0
Net carrying amount	0	290
Total	0	290
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | Financial assets at fair value through other comprehensive income | The Group
Debt securities:
Government securities	14,267	12,844
Asset-backed securities	0	0
Corporate and other debt securities	491	0
Net carrying amount	14,758	12,844
Treasury and other bills		439
Total financial assets at fair value through other comprehensive income	14,758	13,283
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 1 | Financial assets at fair value through other comprehensive income | The Bank
Debt securities:
Government securities	14,114	12,700
Corporate and other debt securities	491	0
Net carrying amount	14,605	12,700
Treasury and other bills		439
Total financial assets at fair value through other comprehensive income	14,605	13,139
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | The Group
Debt securities:
Total financial assets carried at fair value, excluding derivatives	12,441	11,278
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | The Bank
Debt securities:
Total financial assets carried at fair value, excluding derivatives	11,249	9,025
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | Financial assets at fair value through profit or loss | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Equity shares	4	4
Debt securities:
Government securities		0
Corporate and other debt securities		0
Net carrying amount		0
Total	4	4
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | Financial assets at fair value through profit or loss | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Equity shares	4	4
Debt securities:
Government securities	0	0
Corporate and other debt securities	1,203	0
Net carrying amount	1,203	0
Total	1,207	4
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | Financial assets at fair value through other comprehensive income | The Group
Debt securities:
Government securities	0	238
Asset-backed securities	0	0
Corporate and other debt securities	12,437	11,036
Net carrying amount	12,437	11,274
Treasury and other bills		0
Total financial assets at fair value through other comprehensive income	12,437	11,274
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 2 | Financial assets at fair value through other comprehensive income | The Bank
Debt securities:
Government securities	0	238
Corporate and other debt securities	10,042	8,783
Net carrying amount	10,042	9,021
Treasury and other bills		0
Total financial assets at fair value through other comprehensive income	10,042	9,021
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | The Group
Debt securities:
Total financial assets carried at fair value, excluding derivatives	1,576	1,889
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | The Bank
Debt securities:
Total financial assets carried at fair value, excluding derivatives	517	409
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | Financial assets at fair value through profit or loss | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	1,511	1,782
Equity shares	0	0
Debt securities:
Government securities		0
Corporate and other debt securities		47
Net carrying amount		47
Total	1,511	1,829
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | Financial assets at fair value through profit or loss | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	517	362
Equity shares	0	0
Debt securities:
Government securities	0	0
Corporate and other debt securities	0	47
Net carrying amount	0	47
Total	517	409
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | Financial assets at fair value through other comprehensive income | The Group
Debt securities:
Government securities	0	0
Asset-backed securities	65	60
Corporate and other debt securities	0	0
Net carrying amount	65	60
Treasury and other bills		0
Total financial assets at fair value through other comprehensive income	65	60
Total level 3 assets carried at fair value, excluding derivatives (recurring basis) | Level 3 | Financial assets at fair value through other comprehensive income | The Bank
Debt securities:
Government securities	0	0
Corporate and other debt securities	0	0
Net carrying amount	0	0
Treasury and other bills		0
Total financial assets at fair value through other comprehensive income	£ 0	£ 0